SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Events After Reporting Period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
(a)Distribution
On August 3, 2023, the Board of Directors declared a quarterly distribution in the amount of $0.0625 per exchangeable share, payable on September 29, 2023 to shareholders of record as at the close of business on August 31, 2023.